October 30, 2020

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Great-West Funds, Inc. (“Registrant”)

Definitive 14C Information Statement

File Nos. 2-75503, 811-03364

Commissioners:

Filed herewith is a definitive 14C Information Statement filed on behalf of Great-West Funds, Inc. Please direct any questions or comments regarding the filing to me at (303) 737-1131 or to Ryan Logsdon at (303) 737-4675.

Sincerely,

/s/ Adam J. Kavan

Adam J. Kavan

Senior Counsel & Assistant Secretary

Enclosures